LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDERS	12 Months Ended
Dec. 31, 2011
LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDERS
LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDERS

5. LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDERS

        The following table sets forth the computations of loss per share applicable to common stockholders for the years ended December 31, 2009, 2010 and 2011:

	For the Years Ended December 31,
(in thousands, except per share amounts)	2009	2010	2011
Net loss	$(2,554)	$(1,752)	$(2,955)
Less: Preferred stock dividends	(3,714)	(3,715)	(2,168)
Less: Accretion of redeemable convertible preferred stock	(64)	(64)	(37)

Loss applicable to common stockholders, basic and diluted	$(6,332)	$(5,531)	$(5,160)

Basic and diluted loss per common share	$(1.47)	$(1.26)	$(0.31)

Weighted-average common shares outstanding
Basic and diluted shares	4,311	4,399	16,412

Potentially dilutive securities(1):
Outstanding stock options	4,662	5,680	6,670
Common stock warrants	1,377	1,359	590
Convertible preferred stock	19,938	19,938	—
(1)
The impact of potentially dilutive securities on earnings per share is anti-dilutive in a period of net loss.

        On August 1, 2011, as a result of the Company's initial public offering all preferred stock was converted to common stock and all preferred stock warrants converted to warrants to purchase common stock.